UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09149

Investment Company Act File Number

Eaton Vance Ohio Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 28, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Ohio Municipal Income Trust

February 28, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 154.2%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 6.4%
Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 5.85%, 12/1/22	$1,020	$1,042,603
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.00%, 12/1/28	250	290,200
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.00%, 6/1/30	210	235,639
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	975	1,026,032

		$2,594,474

Education — 20.5%
Miami University, 5.00%, 9/1/33	$1,000	$1,073,360
Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	440	452,359
Ohio Higher Educational Facility Commission, (Kenyon College), 5.25%, 7/1/44	1,250	1,302,200
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	500	544,685
Ohio Higher Educational Facility Commission, (University of Dayton), 5.50%, 12/1/36	1,000	1,100,300
Ohio State University, 5.00%, 12/1/28	480	576,941
Ohio State University, 5.00%, 12/1/30	1,605	1,907,077
University of Cincinnati, 5.00%, 6/1/34	500	532,830
Wright State University, 5.00%, 5/1/31	750	796,575

		$8,286,327

Electric Utilities — 2.6%
American Municipal Power, Inc., (AMP Fremont Energy Center), 5.00%, 2/15/32	$470	$496,033
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	500	542,190

		$1,038,223

Escrowed/Prerefunded — 2.2%
Central Ohio Solid Waste Authority, Prerefunded to 9/1/18, 5.125%, 9/1/27	$65	$77,056
Columbus, Prerefunded to 7/1/14, 5.00%, 7/1/23	500	508,375
Maple Heights City School District, Prerefunded to 1/15/17, 5.00%, 1/15/37	180	203,290
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/28	20	24,836
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/30	70	86,706

		$900,263

General Obligations — 23.2%
Apollo Career Center Joint Vocational School District, 5.25%, 12/1/33	$335	$365,358
Barberton City School District, 4.50%, 12/1/33	900	919,710
Beavercreek City School District, 5.00%, 12/1/30	1,750	1,929,305
Central Ohio Solid Waste Authority, 5.125%, 9/1/27	1,025	1,147,159
Columbus City School District, 5.00%, 12/1/29	1,000	1,150,390
Huber Heights City School District, 4.75%, 12/1/25	595	652,412
Maple Heights City School District, 5.00%, 1/15/37	820	865,469
Oregon City School District, 4.00%, 12/1/30	1,250	1,266,087
Symmes Township, Hamilton County, (Parkland Acquisition and Improvement), 5.25%, 12/1/37	1,000	1,097,200

		$9,393,090

Hospital — 20.0%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/38	$560	$580,462
Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	500	523,770

Security	Principal Amount (000’s omitted)	Value
Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	$800	$835,048
Hamilton County, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/34	250	270,018
Hancock County, (Blanchard Valley Regional Health Center), 6.25%, 12/1/34	750	829,957
Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	500	517,260
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/36	500	517,685
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/41	800	822,736
Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	500	557,925
Muskingum County, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	155	134,264
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.50%, 1/1/39	1,000	1,110,650
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	555	590,348
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	565	613,421
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	165	176,207

		$8,079,751

Housing — 6.8%
Ohio Housing Finance Agency, (Residential Mortgage-Backed Securities), (FNMA), (GNMA), (AMT), 4.625%, 9/1/27	$175	$177,809
Ohio Housing Finance Agency, (Uptown Community Partners), (AMT), (GNMA), 5.25%, 4/20/48	2,500	2,568,575

		$2,746,384

Industrial Development Revenue — 1.3%
Cleveland, (Continental Airlines), (AMT), 5.375%, 9/15/27	$555	$535,580

		$535,580

Insured-Education — 12.6%
Hamilton County, (University Heights Community Urban Development Corp.), (AGM), 5.00%, 6/1/30	$750	$801,608
Kent State University, (AGC), 5.00%, 5/1/26	1,000	1,126,070
Kent State University, (AGC), 5.00%, 5/1/29	465	501,042
Miami University, (AMBAC), 3.25%, 9/1/26	580	575,766
University of Akron, Series A, (AGM), 5.00%, 1/1/38	1,500	1,563,150
University of Akron, Series B, (AGM), 5.00%, 1/1/38	500	521,050

		$5,088,686

Insured-Electric Utilities — 12.3%
American Municipal Power-Ohio, Inc. (Prairie State Energy Campus), (AGC), 5.75%, 2/15/39	$1,000	$1,077,370
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	710	390,550
Cleveland Public Power System, (NPFG), 0.00%, 11/15/38	2,000	532,100
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/25	815	537,093
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	1,861,560
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	305	279,252
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	200	179,702
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	155	135,025

		$4,992,652

Insured-Escrowed/Prerefunded — 4.4%
Hamilton County, (Cincinnati Children’s Hospital), (NPFG), Prerefunded to 5/15/14, 5.00%, 5/15/32	$208	$282,904
Hamilton County, (Cincinnati Children’s Hospital Medical Center), (NPFG), Prerefunded to 5/15/14, 5.125%, 5/15/28	1,500	1,515,960

		$1,798,864

Insured-General Obligations — 19.1%
Brooklyn City School District, (AGM), 5.00%, 12/1/38	$555	$577,378
Buckeye Valley Local School District, (AGC), 5.00%, 12/1/36	500	539,065
Canal Winchester Local School District, (NPFG), 0.00%, 12/1/30	2,455	1,225,315
Cincinnati School District, (NPFG), 5.25%, 12/1/30	1,000	1,194,320
Madeira City School District, (AGM), 3.50%, 12/1/27	1,500	1,485,105
Milford Exempt Village School District, (AGC), 5.25%, 12/1/36	1,750	1,919,155
St. Marys City School District, (AGM), 5.00%, 12/1/35	750	794,872

		$7,735,210

Insured-Hospital — 1.5%

Security	Principal Amount (000’s omitted)	Value
Lorain County, (Catholic Healthcare Partners), (AGM), 29.98%, 2/1/29(1)(2)(3)	$485	$592,670

		$592,670

Insured-Special Tax Revenue — 0.2%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$540	$68,488

		$68,488

Insured-Transportation — 7.6%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$600	$627,876
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	1,000	1,216,530
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/26	1,000	1,237,530

		$3,081,936

Lease Revenue/Certificates of Participation — 1.4%
Franklin County Convention Facilities Authority, 5.00%, 12/1/27	$500	$554,125

		$554,125

Other Revenue — 3.7%
Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	$1,000	$1,006,060
Summit County Port Authority, 5.00%, 12/1/31	445	476,733

		$1,482,793

Senior Living/Life Care — 2.2%
Hamilton County, (Life Enriching Communities), 5.00%, 1/1/32	$375	$380,599
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	230	239,322
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	275	293,821

		$913,742

Special Tax Revenue — 2.5%
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/26	$180	$207,275
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/28	290	329,959
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	155	164,514
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	170	180,175
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	110	121,151

		$1,003,074

Transportation — 0.4%
Ohio Turnpike and Infrastructure Commission, 0.00%, 2/15/43	$690	$147,432

		$147,432

Water and Sewer — 3.3%
Hamilton County, Sewer System, 5.00%, 12/1/32	$750	$811,732
Hamilton County, Sewer System, 5.00%, 12/1/38	500	543,620

		$1,355,352

Total Tax-Exempt Investments — 154.2% (identified cost $58,193,224)		$62,389,116

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (56.2)%		$(22,725,125)

Other Assets, Less Liabilities — 2.0%		$784,562

Net Assets Applicable to Common Shares — 100.0%		$40,448,553

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guaranty Corp.

The Trust invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2014, 37.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 17.1% of total investments.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At February 28, 2014, the aggregate value of these securities is $592,670 or 1.5% of the Trust’s net assets applicable to common shares.

(2)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at February 28, 2014.

(3)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $1,455,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

A summary of open financial instruments at February 28, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
6/14	16 U.S. Long Treasury Bond	Short	$(2,099,096)	$(2,129,000)	$(29,904)

At February 28, 2014, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At February 28, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $29,904.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 28, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$58,155,190

Gross unrealized appreciation	$4,468,167
Gross unrealized depreciation	(234,241)

Net unrealized appreciation	$4,233,926

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2014, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$62,389,116	$—	$62,389,116
Total Investments	$—	$62,389,116	$—	$62,389,116

Liability Description
Futures Contracts	$(29,904)	$—	$—	$(29,904)
Total	$(29,904)	$—	$—	$(29,904)

The Trust held no investments or other financial instruments as of November 30, 2013 whose fair value was determined using Level 3 inputs. At February 28, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Ohio Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 21, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 21, 2014